Eaton Vance Large-Cap Growth Fund

                            Supplement to Prospectus
                             dated February 1, 2003

On October 20, 2003, the Board of Trustees of Eaton Vance Growth Trust (the "Trust") unanimously approved the merger of Eaton Vance Large-Cap Growth Fund ("EV Large-Cap Growth Fund") into Eaton Vance-Atlanta Capital Large-Cap Growth Fund ("EV-AC Large-Cap Growth Fund"). Specifically, the Board approved an Agreement and Plan of Reorganization ("Plan of Reorganization") with respect to the merger (the "Reorganization") as discussed in more detail below.

Under the terms of the Plan of Reorganization, EV Large-Cap Growth Fund will transfer all of its assets to EV-AC Large-Cap Growth Fund in exchange for shares of EV-AC Large-Cap Growth Fund, and EV-AC Large-Cap Growth Fund will assume the liabilities of EV Large-Cap Growth Fund.

Immediately following the exchange, which will be effected on the basis of the relative net asset values of the Funds, EV Large-Cap Growth Fund will distribute shares of EV-AC Large-Cap Growth Fund to its shareholders pro-rata in liquidation of EV Large-Cap Growth Fund. Accordingly, shareholders of EV Large-Cap Growth Fund will become shareholders of EV-AC Large-Cap Growth Fund by effectively having their EV Large-Cap Growth Fund shares exchanged for corresponding Class A shares of EV-AC Large-Cap Growth Fund.

It is expected that the Reorganization will be treated as a tax-free reorganization for federal tax purposes. Shareholders should consult their tax advisers regarding possible tax consequences of the Reorganization, including possible state and local tax consequences.

Prior to the Reorganization, a Prospectus and Information Statement describing the Reorganization will be filed with the Securities and Exchange Commission and delivered to EV Large-Cap Growth Fund shareholders. Pursuant to the terms of the Trust's Declaration of Trust and By-laws, shareholder approval is not required for the Reorganization.

If certain conditions required by the Plan of Reorganization are satisfied, the Reorganization is expected to close on or around December 31, 2003.

Effective on or about November 19, 2003 pending the Reorganization, EV Large-Cap Growth Fund will be closed to all new investors.



October 21, 2003                                                      ACMSLCAPPS

                           Eaton Vance Small-Cap Fund

                            Supplement to Prospectus
                             dated February 1, 2003

On October 20, 2003, the Board of Trustees of Eaton Vance Growth Trust (the "Trust") unanimously approved the merger of Eaton Vance Small-Cap Fund ("EV Small-Cap Fund") into Eaton Vance-Atlanta Capital Small-Cap Fund ("EV-AC Small-Cap Fund"). Specifically, the Board approved an Agreement and Plan of Reorganization ("Plan of Reorganization") with respect to the merger (the "Reorganization") as discussed in more detail below.

Under the terms of the Plan of Reorganization, EV Small-CapSmall-CapSmall-Cap Fund will transfer all of its assets to EV-AC Small-Cap Fund in exchange for shares of EV-AC Small-Cap Fund, and EV-AC Small-Cap Fund will assume the liabilities of EV Small-Cap Fund.

Immediately following the exchange, which will be effected on the basis of the relative net asset values of the Funds, EV Small-Cap Fund will distribute shares of EV-AC Small-Cap Fund to its shareholders pro-rata in liquidation of EV Small-Cap Fund. Accordingly, shareholders of EV Small-Cap Fund will become shareholders of EV-AC Small-Cap Fund by effectively having their EV Small-Cap Fund shares exchanged for corresponding Class A shares of EV-AC Small-Cap Fund.

It is expected that the Reorganization will be treated as a tax-free reorganization for federal tax purposes. Shareholders should consult their tax advisers regarding possible tax consequences of the Reorganization, including possible state and local tax consequences.

Prior to the Reorganization, a Prospectus and Information Statement describing the Reorganization will be filed with the Securities and Exchange Commission and delivered to EV Small-Cap Fund shareholders. Pursuant to the terms of the Trust's Declaration of Trust and By-laws, shareholder approval is not required for the Reorganization.

If certain conditions required by the Plan of Reorganization are satisfied, the Reorganization is expected to close on or around December 31, 2003.

Effective on or about November 19, 2003 pending the Reorganization, EV Small-Cap Fund will be closed to all new investors.



October 21, 2003                                                     ACMSLCAPPS1